Note 24 - Earnings Per Share	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
2
4
.          Earnings per share

The earnings and weighted average numbers of ordinary shares used in the calculation of earnings per share are as follows:

	Year Ended June 30	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Loss for the year / period	(5,103)	(1,446)	(11,223)	(27,879)

Weighted average number of shares in issue (‘000s)	13,557	13,557	13,557	13,557

Basic earnings/(loss) per share (dollars)	(0.38)	(0.11)	(0.83)	(2.06)
Diluted earnings/(loss) per share (dollars)	(0.38)	(0.11)	(0.83)	(2.06)